1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

William J. Bielefeld

william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

August 15, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:         Pomona Private Equity Fund

Ladies and Gentlemen:

On behalf of Pomona Private Equity Fund (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended, with exhibits. The Registrant is filing a Notice of Registration on Form N-8A concurrently with this filing. Registration fees in the amount of $128.80 have been submitted in connection with this filing.

Please direct any questions concerning the filing to the undersigned at 202-261-3386.

Very truly yours,

/s/ William J. Bielefeld
William J. Bielefeld